CLEARBRIDGE ALL CAP GROWTH ESG ETF

Schedules of investments (unaudited) (Percentages shown based on Fund net assets)	December 31, 2022

SECURITY	SHARES	VALUE
COMMON STOCKS - 105.8%
COMMUNICATION SERVICES - 9.6%
Entertainment - 3.4%
Liberty Media Corp.-Liberty Formula One, Class A Shares	1,168	$62,406	*
Liberty Media Corp.-Liberty Formula One, Class C Shares	1,800	107,604	*
Netflix Inc.	10,572	3,117,472	*
Sea Ltd., ADR	9,976	519,051	*
Warner Bros. Discovery Inc.	36,742	348,314	*

Total Entertainment		4,154,847

Interactive Media & Services - 2.6%
Match Group Inc.	17,855	740,804	*
Meta Platforms Inc., Class A Shares	20,242	2,435,922	*

Total Interactive Media & Services		3,176,726

Media - 3.6%
AMC Networks Inc., Class A Shares	6,326	99,128	*
Comcast Corp., Class A Shares	97,472	3,408,596
Liberty Broadband Corp., Class C Shares	3,091	235,751	*
Liberty Media Corp.-Liberty SiriusXM, Class A Shares	4,994	196,314	*
Liberty Media Corp.-Liberty SiriusXM, Class C Shares	9,993	391,026	*

Total Media		4,330,815

TOTAL COMMUNICATION SERVICES		11,662,388

CONSUMER DISCRETIONARY - 11.0%
Auto Components - 0.9%
Aptiv PLC	11,580	1,078,445	*

Hotels, Restaurants & Leisure - 0.6%
Airbnb Inc., Class A Shares	8,896	760,608	*

Internet & Direct Marketing Retail - 6.5%
Amazon.com Inc.	81,712	6,863,808	*
Etsy Inc.	9,403	1,126,291	*

Total Internet & Direct Marketing Retail		7,990,099

Specialty Retail - 1.1%
Advance Auto Parts Inc.	9,426	1,385,905

Textiles, Apparel & Luxury Goods - 1.9%
NIKE Inc., Class B Shares	19,367	2,266,133

TOTAL CONSUMER DISCRETIONARY		13,481,190

CONSUMER STAPLES - 3.1%
Beverages - 1.7%
Monster Beverage Corp.	20,485	2,079,842	*

Personal Products - 1.4%
Estee Lauder Cos. Inc., Class A Shares	6,854	1,700,546

TOTAL CONSUMER STAPLES		3,780,388

FINANCIALS - 2.7%
Capital Markets - 1.6%
S&P Global Inc.	6,038	2,022,368

Insurance - 1.1%
Marsh & McLennan Cos. Inc.	8,021	1,327,315

TOTAL FINANCIALS		3,349,683

See Notes to Schedules of Investments.

ClearBridge All Cap Growth ESG ETF 2022 Quarterly Report	1

CLEARBRIDGE ALL CAP GROWTH ESG ETF

Schedules of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	December 31, 2022

SECURITY	SHARES	VALUE
HEALTH CARE - 27.0%
Biotechnology - 9.7%
AbbVie Inc.	12,764	$2,062,790
Biogen Inc.	8,877	2,458,219	*
Ionis Pharmaceuticals Inc.	22,162	837,058	*
Vertex Pharmaceuticals Inc.	22,578	6,520,075	*

Total Biotechnology		11,878,142

Health Care Equipment & Supplies - 3.7%
Alcon Inc.	18,424	1,262,965
Insulet Corp.	3,662	1,078,056	*
Intuitive Surgical Inc.	5,205	1,381,147	*
Stryker Corp.	3,272	799,971

Total Health Care Equipment & Supplies		4,522,139

Health Care Providers & Services - 8.4%
Guardant Health Inc.	16,225	441,320	*
UnitedHealth Group Inc.	18,565	9,842,792

Total Health Care Providers & Services		10,284,112

Health Care Technology - 0.4%
Doximity Inc., Class A Shares	12,308	413,057	*

Life Sciences Tools & Services - 2.7%
10X Genomics Inc., Class A Shares	3,468	126,374	*
Charles River Laboratories International Inc.	4,564	994,496	*
Thermo Fisher Scientific Inc.	3,921	2,159,255

Total Life Sciences Tools & Services		3,280,125

Pharmaceuticals - 2.1%
Zoetis Inc.	17,485	2,562,427

TOTAL HEALTH CARE		32,940,002

INDUSTRIALS - 8.9%
Air Freight & Logistics - 1.9%
United Parcel Service Inc., Class B Shares	13,060	2,270,350

Building Products - 1.6%
Johnson Controls International PLC	31,621	2,023,744

Electrical Equipment - 1.7%
Eaton Corp. PLC	13,147	2,063,422

Road & Rail - 1.2%
Lyft Inc., Class A Shares	26,036	286,917	*
Uber Technologies Inc.	49,181	1,216,246	*

Total Road & Rail		1,503,163

Trading Companies & Distributors - 2.5%
W.W. Grainger Inc.	5,446	3,029,338

TOTAL INDUSTRIALS		10,890,017

INFORMATION TECHNOLOGY - 39.9%
Electronic Equipment, Instruments & Components - 2.1%
TE Connectivity Ltd.	22,605	2,595,054

IT Services - 5.7%
PayPal Holdings Inc.	19,249	1,370,914	*
Snowflake Inc., Class A Shares	7,108	1,020,282	*
Visa Inc., Class A Shares	21,792	4,527,506

Total IT Services		6,918,702

See Notes to Schedules of Investments.

2	ClearBridge All Cap Growth ESG ETF 2022 Quarterly Report

CLEARBRIDGE ALL CAP GROWTH ESG ETF

Schedules of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	December 31, 2022

SECURITY	SHARES	VALUE
Semiconductors & Semiconductor Equipment - 8.7%
ASML Holding NV, Registered Shares	2,955	$1,614,612
Broadcom Inc.	6,992	3,909,437
Intel Corp.	32,872	868,807
NVIDIA Corp.	19,480	2,846,807
Wolfspeed Inc.	19,763	1,364,438	*

Total Semiconductors & Semiconductor Equipment		10,604,101

Software - 19.7%
Adobe Inc.	5,303	1,784,619	*
Atlassian Corp. Ltd., Class A Shares	7,353	946,184	*
Autodesk Inc.	12,882	2,407,259	*
CrowdStrike Holdings Inc., Class A Shares	20,882	2,198,666	*
DocuSign Inc.	13,513	748,890	*
Dolby Laboratories Inc., Class A Shares	15,218	1,073,478
HubSpot Inc.	5,115	1,478,900	*
Microsoft Corp.	26,452	6,343,719
Palo Alto Networks Inc.	16,825	2,347,760	*
Salesforce Inc.	16,136	2,139,472	*
Splunk Inc.	16,816	1,447,689	*
Unity Software Inc.	6,884	196,814	*
Workday Inc., Class A Shares	5,800	970,514	*

Total Software		24,083,964

Technology Hardware, Storage & Peripherals - 3.7%
Apple Inc.	21,588	2,804,929
Seagate Technology Holdings PLC	23,796	1,251,907
Western Digital Corp.	15,229	480,475	*

Total Technology Hardware, Storage & Peripherals		4,537,311

TOTAL INFORMATION TECHNOLOGY		48,739,132

MATERIALS - 2.1%
Chemicals - 1.2%
Sherwin-Williams Co.	6,051	1,436,084

Metals & Mining - 0.9%
Freeport-McMoRan Inc.	30,080	1,143,040

TOTAL MATERIALS		2,579,124

REAL ESTATE - 1.5%
Equity Real Estate Investment Trusts (REITs) - 1.5%
Equinix Inc.	2,798	1,832,774

TOTAL INVESTMENTS - 105.8% (Cost - $136,590,216)		129,254,698
Liabilities in Excess of Other Assets - (5.8)%		(7,060,703)

TOTAL NET ASSETS - 100.0%		$122,193,995

*	Non-income producing security.

Abbreviation(s) used in this schedule:

ADR	— American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedules of Investments.

ClearBridge All Cap Growth ESG ETF 2022 Quarterly Report	3

CLEARBRIDGE DIVIDEND STRATEGY ESG ETF

Schedules of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	December 31, 2022

SECURITY	SHARES	VALUE
COMMON STOCKS - 96.3%
COMMUNICATION SERVICES - 4.8%
Diversified Telecommunication Services - 1.4%
Verizon Communications Inc.	10,471	$412,557

Entertainment - 1.1%
Walt Disney Co.	3,793	329,536	*

Media - 2.3%
Comcast Corp., Class A Shares	19,035	665,654

TOTAL COMMUNICATION SERVICES		1,407,747

CONSUMER DISCRETIONARY - 4.6%
Automobiles - 0.8%
General Motors Co.	7,039	236,792

Hotels, Restaurants & Leisure - 1.5%
Starbucks Corp.	4,512	447,590

Specialty Retail - 2.3%
Home Depot Inc.	2,100	663,306

TOTAL CONSUMER DISCRETIONARY		1,347,688

CONSUMER STAPLES - 10.3%
Beverages - 2.3%
Coca-Cola Co.	10,394	661,162

Food Products - 4.3%
Mondelez International Inc., Class A Shares	10,144	676,098
Nestle SA, ADR	5,083	586,273

Total Food Products		1,262,371

Household Products - 3.7%
Colgate-Palmolive Co.	4,408	347,306
Procter & Gamble Co.	4,917	745,221

Total Household Products		1,092,527

TOTAL CONSUMER STAPLES		3,016,060

ENERGY - 5.7%
Oil, Gas & Consumable Fuels - 5.7%
Chesapeake Energy Corp.	7,930	748,354
Williams Cos. Inc.	27,768	913,567

TOTAL ENERGY		1,661,921

FINANCIALS - 16.4%
Banks - 6.1%
Bank of America Corp.	23,643	783,056
JPMorgan Chase & Co.	4,618	619,274
PNC Financial Services Group Inc.	2,490	393,271

Total Banks		1,795,601

Capital Markets - 1.5%
BlackRock Inc.	616	436,516

Diversified Financial Services - 3.0%
Apollo Global Management Inc.	13,888	885,916

See Notes to Schedules of Investments.

4	ClearBridge Dividend Strategy ESG ETF 2022 Quarterly Report

CLEARBRIDGE DIVIDEND STRATEGY ESG ETF

Schedules of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	December 31, 2022

SECURITY	SHARES	VALUE
Insurance - 5.8%
American International Group Inc.	7,917	$500,671
MetLife Inc.	7,257	525,189
Travelers Cos. Inc.	3,496	655,465

Total Insurance		1,681,325

TOTAL FINANCIALS		4,799,358

HEALTH CARE - 12.6%
Health Care Equipment & Supplies - 2.9%
Becton Dickinson and Co.	3,274	832,578

Health Care Providers & Services - 2.1%
UnitedHealth Group Inc.	1,157	613,419

Pharmaceuticals - 7.6%
Johnson & Johnson	4,655	822,306
Merck & Co. Inc.	7,346	815,039
Pfizer Inc.	11,732	601,147

Total Pharmaceuticals		2,238,492

TOTAL HEALTH CARE		3,684,489

INDUSTRIALS - 7.5%
Air Freight & Logistics - 2.2%
United Parcel Service Inc., Class B Shares	3,748	651,552

Commercial Services & Supplies - 1.5%
Waste Management Inc.	2,779	435,969

Industrial Conglomerates - 1.9%
Honeywell International Inc.	2,639	565,538

Road & Rail - 1.9%
Union Pacific Corp.	2,669	552,670

TOTAL INDUSTRIALS		2,205,729

INFORMATION TECHNOLOGY - 20.8%
Communications Equipment - 1.5%
Cisco Systems Inc.	8,956	426,664

IT Services - 4.7%
Mastercard Inc., Class A Shares	1,816	631,478
Visa Inc., Class A Shares	3,523	731,938

Total IT Services		1,363,416

Semiconductors & Semiconductor Equipment - 3.1%
Broadcom Inc.	761	425,498
Intel Corp.	10,737	283,779
Texas Instruments Inc.	1,291	213,299

Total Semiconductors & Semiconductor Equipment		922,576

Software - 7.8%
Microsoft Corp.	5,367	1,287,114
Oracle Corp.	6,366	520,357
SAP SE, ADR	4,727	487,779

Total Software		2,295,250

Technology Hardware, Storage & Peripherals - 3.7%
Apple Inc.	8,293	1,077,509

TOTAL INFORMATION TECHNOLOGY		6,085,415

See Notes to Schedules of Investments.

ClearBridge Dividend Strategy ESG ETF 2022 Quarterly Report	5

CLEARBRIDGE DIVIDEND STRATEGY ESG ETF

Schedules of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	December 31, 2022

SECURITY		SHARES	VALUE
MATERIALS - 8.7%
Chemicals - 4.6%
Linde PLC		2,579	$841,218
PPG Industries Inc.		3,995	502,332

Total Chemicals			1,343,550

Construction Materials - 2.2%
Vulcan Materials Co.		3,674	643,354

Metals & Mining - 1.9%
Freeport-McMoRan Inc.		7,106	270,028
Nucor Corp.		2,236	294,727

Total Metals & Mining			564,755

TOTAL MATERIALS			2,551,659

REAL ESTATE - 1.4%
Equity Real Estate Investment Trusts (REITs) - 1.4%
American Tower Corp.		2,009	425,627

UTILITIES - 3.5%
Electric Utilities - 1.5%
Edison International		6,738	428,672

Multi-Utilities - 2.0%
Sempra Energy		3,821	590,497

TOTAL UTILITIES			1,019,169

TOTAL COMMON STOCKS (Cost - $29,056,883)			28,204,862

		SHARES/UNITS
MASTER LIMITED PARTNERSHIPS - 1.9%
Global Infrastructure - 1.9%
Brookfield Renewable Partners LP (Cost - $600,409)		22,264	564,170

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $29,657,292)			28,769,032

	RATE	SHARES
SHORT-TERM INVESTMENTS - 1.8%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class (Cost -$510,015)	3.845%	510,015	510,015	(a)

TOTAL INVESTMENTS - 100.0% (Cost - $30,167,307)			29,279,047
Other Assets in Excess of Liabilities - 0.0%††			11,283

TOTAL NET ASSETS - 100.0%			$29,290,330

††	Represents less than 0.1%.

*	Non-income producing security.

(a)	Rate shown is one-day yield as of the end of the reporting period.

Abbreviation(s) used in this schedule:

ADR	— American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedules of Investments.

6	ClearBridge Dividend Strategy ESG ETF 2022 Quarterly Report

CLEARBRIDGE LARGE CAP GROWTH ESG ETF

Schedules of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	December 31, 2022

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.8%
COMMUNICATION SERVICES - 6.1%
Entertainment - 3.7%
Netflix Inc.	15,027	$4,431,162	*
Sea Ltd., ADR	20,402	1,061,516	*

Total Entertainment		5,492,678

Interactive Media & Services - 2.4%
Meta Platforms Inc., Class A Shares	30,585	3,680,599	*

TOTAL COMMUNICATION SERVICES		9,173,277

CONSUMER DISCRETIONARY - 12.2%
Auto Components - 1.2%
Aptiv PLC	19,803	1,844,253	*

Internet & Direct Marketing Retail - 6.0%
Amazon.com Inc.	106,543	8,949,612	*

Specialty Retail - 2.3%
Advance Auto Parts Inc.	14,533	2,136,787
Tractor Supply Co.	5,360	1,205,839

Total Specialty Retail		3,342,626

Textiles, Apparel & Luxury Goods - 2.7%
NIKE Inc., Class B Shares	34,302	4,013,677

TOTAL CONSUMER DISCRETIONARY		18,150,168

CONSUMER STAPLES - 4.7%
Beverages - 2.9%
Monster Beverage Corp.	42,595	4,324,670	*

Personal Products - 1.8%
Estee Lauder Cos. Inc., Class A Shares	10,768	2,671,649

TOTAL CONSUMER STAPLES		6,996,319

FINANCIALS - 4.9%
Capital Markets - 2.8%
S&P Global Inc.	12,522	4,194,118

Insurance - 2.1%
Marsh & McLennan Cos. Inc.	18,516	3,064,028

TOTAL FINANCIALS		7,258,146

HEALTH CARE - 20.0%
Health Care Equipment & Supplies - 8.2%
Alcon Inc.	45,866	3,144,115
Dexcom Inc.	27,622	3,127,915	*
Intuitive Surgical Inc.	10,986	2,915,135	*
Stryker Corp.	12,474	3,049,768

Total Health Care Equipment & Supplies		12,236,933

Health Care Providers & Services - 5.5%
UnitedHealth Group Inc.	15,462	8,197,643

Life Sciences Tools & Services - 3.4%
Thermo Fisher Scientific Inc.	9,168	5,048,726

Pharmaceuticals - 2.9%
Zoetis Inc.	29,747	4,359,423

TOTAL HEALTH CARE		29,842,725

See Notes to Schedules of Investments.

ClearBridge Large Cap Growth ESG ETF 2022 Quarterly Report	7

CLEARBRIDGE LARGE CAP GROWTH ESG ETF

Schedules of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	December 31, 2022

SECURITY	SHARES	VALUE
INDUSTRIALS - 11.4%
Air Freight & Logistics - 2.2%
United Parcel Service Inc., Class B Shares	19,140	$3,327,298

Electrical Equipment - 2.5%
Eaton Corp. PLC	24,213	3,800,230

Industrial Conglomerates - 2.7%
Honeywell International Inc.	18,669	4,000,767

Road & Rail - 1.3%
Uber Technologies Inc.	79,593	1,968,335	*

Trading Companies & Distributors - 2.7%
W.W. Grainger Inc.	7,189	3,998,881

TOTAL INDUSTRIALS		17,095,511

INFORMATION TECHNOLOGY - 35.7%
IT Services - 7.3%
PayPal Holdings Inc.	35,282	2,512,784	*
Visa Inc., Class A Shares	40,426	8,398,906

Total IT Services		10,911,690

Semiconductors & Semiconductor Equipment - 6.1%
ASML Holding NV, Registered Shares	5,611	3,065,850
Intel Corp.	38,653	1,021,599
NVIDIA Corp.	34,785	5,083,480

Total Semiconductors & Semiconductor Equipment		9,170,929

Software - 17.9%
Adobe Inc.	7,424	2,498,399	*
Atlassian Corp. Ltd., Class A Shares	11,907	1,532,193	*
Microsoft Corp.	50,790	12,180,458
Palo Alto Networks Inc.	25,157	3,510,408	*
Salesforce Inc.	21,501	2,850,817	*
Splunk Inc.	23,031	1,982,739	*
Unity Software Inc.	11,205	320,351	*
Workday Inc., Class A Shares	10,983	1,837,785	*

Total Software		26,713,150

Technology Hardware, Storage & Peripherals - 4.4%
Apple Inc.	50,526	6,564,843

TOTAL INFORMATION TECHNOLOGY		53,360,612

MATERIALS - 1.7%
Chemicals - 1.7%
Sherwin-Williams Co.	10,741	2,549,161

REAL ESTATE - 1.8%
Equity Real Estate Investment Trusts (REITs) - 1.8%
Equinix Inc.	4,039	2,645,666

UTILITIES - 1.3%
Electric Utilities - 1.3%
NextEra Energy Inc.	23,391	1,955,488

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $187,101,487)		149,027,073

See Notes to Schedules of Investments.

8	ClearBridge Large Cap Growth ESG ETF 2022 Quarterly Report

CLEARBRIDGE LARGE CAP GROWTH ESG ETF

Schedules of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	December 31, 2022

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 0.2%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class (Cost - $249,062)	3.845%	249,062	$249,062	(a)

TOTAL INVESTMENTS - 100.0% (Cost - $187,350,549)			149,276,135
Liabilities in Excess of Other Assets - (0.0)%††			(33,201)

TOTAL NET ASSETS - 100.0%			$149,242,934

††	Represents less than 0.1%.

*	Non-income producing security.

(a)	Rate shown is one-day yield as of the end of the reporting period.

Abbreviation(s) used in this schedule:

ADR	— American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedules of Investments.

ClearBridge Large Cap Growth ESG ETF 2022 Quarterly Report	9

Notes to Schedules of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge All Cap Growth ESG ETF (“All Cap Growth ESG ETF”), ClearBridge Dividend Strategy ESG ETF (“Dividend Strategy ESG ETF”) and ClearBridge Large Cap Growth ESG ETF (“Large Cap Growth ESG ETF”) (the “Funds”) are separate diversified investment series of Legg Mason ETF Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Funds are actively managed exchange-traded funds (“ETFs”). ETFs are funds that trade like other publicly-traded securities. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Funds may be directly purchased from and redeemed by the Funds at NAV solely by certain large institutional investors who have entered into agreements with the Funds’ distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Funds are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.

Shares of the Funds are listed and traded at market prices on NASDAQ. The market price for a Fund’s shares may be different from a Fund’s NAV. The Funds issue and redeem shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Funds at NAV. Creation Units are created and redeemed principally in-kind (although under some circumstances its shares are created and redeemed partially for cash). Except when aggregated in Creation Units, shares of the Funds are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Funds at NAV.

The Funds follow the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Funds hold securities or other assets that are denominated in a foreign currency, the Funds will use the currency exchange rates, generally determined as of 4:00 p.m. (London Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Funds calculate their net asset value, the Funds value these securities as determined in accordance with procedures approved by the Funds’ Board of Trustees.

Pursuant to policies adopted by the Board of Trustees, the Funds’ manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Funds’ manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Funds’ pricing policies, and reporting to the Funds’ manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Funds, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from

10

Notes to Schedules of Investments (unaudited) (cont’d)

market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Funds use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Funds’ assets carried at fair value:

All Cap Growth ESG ETF

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common Stocks†	$129,254,698	—	—	$129,254,698

†	See Schedule of Investments for additional detailed categorizations.

Dividend Strategy ESG ETF

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks	$28,204,862	—	—	$28,204,862
Master Limited Partnerships	564,170	—	—	564,170
Total Long-Term Investments	28,769,032	—	—	28,769,032
Short-Term Investments†	510,015	—	—	510,015

Total Investments	$29,279,047	—	—	$29,279,047

†	See Schedule of Investments for additional detailed categorizations.

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Notes to Schedules of Investments (unaudited) (cont’d)

Large Cap Growth ESG ETF

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common Stocks†	$149,027,073	—	—	$149,027,073
Short-Term Investments†	249,062	—	—	249,062

Total Investments	$149,276,135	—	—	$149,276,135

†	See Schedule of Investments for additional detailed categorizations.

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